CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Net income for the year	$ 39,500	$ 37,012		$ 17,341
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	20,134	18,096		18,831
Interest and exchange rate on long term credit	0	(47)		(266)
Loss (gains) in respect of trading marketable securities and other investments	3,860	2,387		(4,101)
Increase in liability for employee rights upon retirement	1,243	2,069		1,445
Share in losses of affiliated companies, net	585	102		842
Deferred income taxes	(737)	(443)		(2,158)
Capital loss (gain) on sale of property and equipment, net	(224)	(166)		199
Decrease (increase) in accounts receivable	(5,104)	(3,994)		4,496
Decrease (increase) in other current and non-current assets	(11,055)	1,047		3,064
Increase (decrease) in inventories	(5,835)	(3,841)		3,120
Increase (decrease) in accounts payable	1,419	1,776		(658)
Increase (decrease) in deferred revenues	2,169	318		(5,367)
Increase (decrease) in obligation to purchase non-controlling interests	0	967		(848)
Impairment of goodwill (Note 9)	0	0	[1]	10,508
Impairment of Intangible Assets, Finite-Lived	0	0	[2]	3,661
Increase (decrease) in other current and non-current liabilities	(837)	507		9,959
Net cash provided by operating activities	45,118	55,790		60,068
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(868)	(2,097)		(1,148)
Capital expenditures	(26,505)	(16,626)		(10,234)
Investment in affiliated company	(939)	(136)		(90)
Investment in marketable securities	(103)	0		0
Investments in (repayment of) long - term deposit	147	(48)		(32)
Investments in other companies, net	(137)	(539)		(467)
Proceeds from sale of property and equipment	1,051	922		223
Sale of marketable securities	0	0		269
Net cash used in investment activities	(27,354)	(18,524)		(11,479)
Cash flows from financing activities
Repayment of long-term loan	(16,450)	(23,773)		(18,157)
Settlement of obligation to purchase non-controlling interests	0	(11,281)		0
Short term credit from banking institutions	0	0		1,186
Acquisition of company shares	(8,445)	(7,281)		0
Purchase of shares from non-controlling interests	0	0		(750)
Dividend paid	(11,465)	(15,809)		(9,967)
Dividend paid to non-controlling interests	0	(522)		(1,761)
Net cash used in financing activities	(36,360)	(58,666)		(29,449)
Effect of exchange rate changes on cash and cash equivalents	(3,860)	(477)		(921)
Net change in cash and cash equivalents	(22,456)	(21,877)		18,219
Balance of cash and cash equivalents at beginning of year	50,306	72,183		53,964
Balance of cash and cash equivalents at end of year	27,850	50,306		72,183
Supplementary information on investing and financing activities not involving cash flows:
Dividends declared	2,825	2,872
Long term investments and other assets				3,600
Supplementary disclosure of cash flow information
Interest paid	713	979		1,956
Income taxes paid, net of refunds	$ 11,094	$ 13,497		$ 14,402

[1]	As a result of the circumstances described in note 8(*) the Company recorded on June 30, 2020, a goodwill impairment in the total amount of US$10.5 million in connection with two reporting units (both units related to Road track operations). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%.
[2]	Due to the decline in the results of Road Track in the first half of 2020 and the expectation of management for further potential decrease in Road Track anticipated performance, the Company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the Company recorded an impairment charge further described below: